Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – Subsequent Events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosures in the notes thereto.

On August 1, 2025, the Company repaid Mr. O’Heeron $75,000 of principal and $9,945 interest on the April 3, 2024 promissory note and $15,055 of principal on the May 1, 2024 promissory note.

On August 7, 2025, the Company entered into a convertible promissory note with Labrys Fund II, L.P., in the aggregate principal amount of $137,500. The note bears interest at 8%, with an Original Issue Discount of $12,500, matures on August 7, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

On August 8, 2025, the Company repaid Mr. O’Heeron $29,945 of principal and $9,111 interest on the May 1, 2024 promissory note and $60,944 of principal on the May 20, 2024 promissory note.

On August 20, 2025, the Company issued 4,040,329 options to an officer, employees and members of the board of directors. The options vest upon issuance, expire ten years following issuance and have an exercise price of $0.07.

On August 25, 2025, the Company entered into a convertible promissory note with FirstFire Global Opportunities Fund, LLC., in the aggregate principal amount of $137,500 (the “August 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $12,500, matures on August 25, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

On September 18, 2025, the Company entered into a convertible promissory note with Jefferson Street Capital LLC., in the aggregate principal amount of $74,250 (the “September 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of 10%, matures on September 18, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

On October 10, 2025, the Company repaid Mr. O’Heeron $6,056 of principal and $9,111 interest on the May 20, 2024 promissory note and $70,000 of principal and $9,384 of interest on the July 5, 2024 promissory note.

On October 15, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $70,400 (the “October 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $6,400, matures on July 30, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

Subsequent to July 31, 2025, an investor purchased 10,906,509 restricted shares of the Company’s common stock for net proceeds of $418,284, after deducting the legal fees and clearing expenses.

Subsequent to July 31, 2025, the Company issued a total of 3,891,481 shares of our common stock for conversions of $139,250 in principal and $8,086 of interest on convertible notes payable with a conversion price ranging from $0.0347 to $0.0533.

Subsequent to July 31, 2025, the Company repaid $127,192 of advances to Mr. O’Heeron.

NOTE 14 – Subsequent events

On February 4, 2025, the Company entered into a stock compensation and subscription agreement with an investor relations firm that includes the issuance of 1,000,000 shares of restricted common stock. The shares of restricted common stock will be subject to a six-month hold period from the date of issuance. As of the date of this filing, the Company has issued 250,000 shares related to this agreement.

On February 26, 2025, the Company issued Pete O’Heeron, Chairman of the Board, 3,080,670 units for the conversion of his $250,000 promissory note and accrued interest of $27,260. Each unit consists of 1 share of our common stock and ½ warrant. Each warrant allows the holder to purchase one share of our common stock at a price of $0.09 per share. The warrants expire three years from the date of issuance.

Subsequent to January 31, 2025, an investor purchased 2,105,374 restricted shares of the Company’s common stock for net proceeds of $145,001, after deducting the legal fees and clearing expenses.

Subsequent to January 31, 2025, the Company issued 546,021 units to an officer and members of the Board of Directors for $49,142 in cash proceeds. Each unit consists of 1 share of our common stock and ½ warrant. Each warrant allows the holder to purchase one share of our common stock at a price of $0.09 per share. The warrants expire three years from the date of issuance.

On March 3, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $61,600 (the “March 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $11,600, matures on December 15, 2025, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

On April 22, 2025, the Company issued a total of 206,624 shares of our common stock for conversions of $12,320 in principal on convertible notes payable at exercise prices ranging from $0.059625.

On April 25, 2025, the Company issued a total of 230,280 shares of our common stock for conversions of $12,320 in principal on convertible notes payable at exercise prices ranging from $0.0535.

On April 28, 2025, the Company received advances of $75,000 from Pete O’Heeron, Chairman of the Board. The advance is unsecured, non-interest bearing and are payable on demand.

On April 29, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $89,650 (the “April 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $14,650, matures on February 15, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.